Dividends (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands											12 Months Ended
	Aug. 19, 2025 USD ($) $ / shares	Aug. 19, 2025 CNY (¥)	Mar. 18, 2025 USD ($) $ / shares	Mar. 18, 2025 CNY (¥)	Aug. 20, 2024 USD ($) $ / shares	Aug. 20, 2024 CNY (¥)	Mar. 19, 2024 USD ($) $ / shares	Mar. 19, 2024 CNY (¥)	Mar. 14, 2023 USD ($) $ / shares	Mar. 14, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Dividends
Dividend declared ($ per share)	$ 0.3		$ 0.35		$ 0.35		$ 0.62		$ 0.37
Common stock dividend	$ 239,926	¥ 1,718,732	$ 279,913	¥ 2,023,602	$ 282,239	¥ 2,012,929	$ 500,134	¥ 3,600,516	$ 299,319	¥ 2,055,723
Payment of dividends											$ 520,400	¥ 3,755,452	$ 780,655	¥ 5,605,451	$ 291,907	¥ 2,072,509